COMMITMENTS	6 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS
NOTE 5 – COMMITMENTS

Lease Agreements

The Company leases offices and Vehicles under operating leases. For leases with terms greater than 12 months, the Company record the related asset and obligation at the present value of lease payments over the term.

The Company leases do not provide a readily determinable implicit rate. Therefore, the Company estimated the incremental borrowing rate to discount the lease payments based on information available at lease commencement.

Offices
The Company leases office spaces and research and development facilities under several agreements. These agreements are linked to the change in the Israeli consumer price index and expire in December 2020. These agreements are considered as operating leases and presented under operating lease right-of-use assets.

Vehicles
The Company has entered into operating lease agreements for vehicles used by its employees for a period of 3 years. These contracts are considered as operating  leases and presented under operating lease right-of-use assets.

Lease Position
The table below presents the lease-related assets and liabilities recorded on the condensed consolidated balance sheet:

As of June 30, 2019
Assets
Operating Leases
Operating lease right-of-use assets	$952

Liabilities
Current liabilities
Current maturities of operating leases	$526
Long-term liabilities
Non-current operating leases	$323

Weighted Average Remaining Lease Term
Operating leases	0.66

Weighted Average Discount Rate
Operating leases	9.79%

Lease Costs
The table below present certain information related to lease costs of operating leases during the six and three month periods ended June 30, 2019:

	Six-Months Ended June 30, 2019	Three-Months Ended June 30, 2019

Operating lease cost:	$325	$156

The table below presents supplemental cash flow information related to leases during the six and three month periods ended June 30, 2019:

	Six Months Ended June 30, 2019	Three-Months Ended June 30, 2019

Cash paid for amounts included in the measurement of leases liabilities:
Operating cash flows from operating leases	$475	$306

Undiscounted Cash Flows

The table below reconciles the undiscounted cash flows for each of the first five years and total of the remaining years to the operating lease liabilities recorded on the condensed consolidated balance sheet:

Operating Leases
Six months ended June 30,
Remaining months 2019	$216
2020	651
2021	45
Total minimum lease payments	912
Less: amount of lease payments representing interest	(63)
Present value of future minimum lease payments	849
Less: Current leases obligations	526
Long-term leases obligations	$323

Future minimum lease commitments under non-cancelable operating lease agreements as of December 31, 2018 are as follows:

2019	$662
2020	613
2021	28
Total	$1,303